Investment Objectives and Goals	Sep. 25, 2025
ARK DIET Q1 Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK DIET Q1 Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK DIET Q1 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.
ARK DIET Q2 Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK DIET Q2 Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK DIET Q2 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.
ARK DIET Q3 Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK DIET Q3 Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK DIET Q3 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.
ARK DIET Q4 Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK DIET Q4 Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK DIET Q4 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.